Risk and Capital Management (Details 8) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Carrying value of the assets	R$ 490,420	R$ 452,496
Fair value of collateral	1,269,860	1,247,022
Carrying value of the assets	56,297	43,232
Fair value of collateral	43,535	31,992
Micro Small and Medium Companies and Corporates [Member]
IfrsStatementLineItems [Line Items]
Carrying value of the assets	173,007	170,334
Fair value of collateral	614,178	634,871
Carrying value of the assets	41,395	32,436
Fair value of collateral	36,233	26,933
Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Carrying value of the assets	175,517	168,968
Fair value of collateral	319,085	330,020
Carrying value of the assets	11,817	9,782
Fair value of collateral	4,441	4,152
Individuals [member]
IfrsStatementLineItems [Line Items]
Carrying value of the assets	141,896	113,194
Fair value of collateral	336,597	282,131
Carrying value of the assets	3,085	1,014
Fair value of collateral	2,861	907
Individuals [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Carrying value of the assets	29,613	26,941
Fair value of collateral	70,901	68,275
Carrying value of the assets	1,610	368
Fair value of collateral	1,463	318
Individuals [member] | Personal loan [Member]
IfrsStatementLineItems [Line Items]
Carrying value of the assets	2,971	2,436
Fair value of collateral	11,106	8,338
Carrying value of the assets	1,469	639
Fair value of collateral	1,394	583
Individuals [member] | Mortgages [member]
IfrsStatementLineItems [Line Items]
Carrying value of the assets	109,312	83,817
Fair value of collateral	254,590	205,518
Carrying value of the assets	6	7
Fair value of collateral	R$ 4	R$ 6